BUSINESS ACQUISITIONS	12 Months Ended
Dec. 31, 2019
BUSINESS ACQUISITIONS
BUSINESS ACQUISITIONS

3. BUSINESS ACQUISITIONS

In 2017, the Group completed several business combinations to complement its existing businesses. There was no business combination in 2018. Total cash consideration transferred (net of cash acquired) for these acquisitions amounted to RMB30,621, which was net of cash acquired of RMB2,960. Goodwill recognized in these acquisitions were RMB2,704 during the years ended December 31, 2017. The Group completed the valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed and the fair value of non-controlling interests, resulting from which the amount of goodwill was determined and recognized as of the respective acquisition dates. Based on a valuation performed by the Group with the assistance of a third party valuer, the purchase price allocated to the fair value of assets acquired and liabilities assumed were RMB88,999 and RMB55,418, respectively. The assets acquired from the acquisitions mainly include insurance brokerage license of RMB27,224 and customer relationship of RMB4,277 to be amortized over 20 years and 10 years, respectively. Goodwill recognized in these acquisitions were RMB2,704, which was primarily attributable to the synergies expected to be achieved from these acquisitions.

In 2019, the Group completed several business combinations to complement its existing businesses. Total cash consideration transferred (net of cash acquired) for these acquisitions amounted to RMB49,411, which was net of cash acquired of RMB12,577. For business acquisition where the Group held investments accounted for under the equity method, the Group’s existing equity interest in the entities were remeasured to a fair value of RMB35,040 with the excess over the carrying value recorded as gain recognized on remeasurement of previously held equity interest in acquiree of RMB16,272 on the consolidated statements of operations.

Based on a valuation performed by the Group with the assistance of a third party valuer, the purchase price allocated to the fair value of assets acquired, liabilities assumed and non-controlling interest were RMB111,025,  RMB10,712 and RMB15,862, respectively. The assets acquired from the acquisitions mainly include trade name of RMB6,400 and technologies of RMB27,600 to be amortized over 10 years and 5 years, respectively. Goodwill recognized in these acquisitions were RMB64,954, which was primarily attributable to the synergies expected to be achieved from these acquisitions.

Neither the results of operations since the acquisition dates nor the pro forma results of operations of the acquirees were presented because the effects of these business combinations, individually and in the aggregate, were not significant to the Group’s consolidated results of operations.